DERIVATIVE ASSETS AND LIABILITIES - Fair Value (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value of financial assets and liabilities
Transfers into out of level 2 assets and liabilities	$ 0
Transfers into Level 3 of fair value hierarchy, assets	0
Transfers out of Level 3 of fair value hierarchy, assets	0
Transfers into Level 3 of fair value hierarchy, liabilities	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Financial assets, at fair value	62,367,852	$ 84,859,223
Financial liabilities, at fair value	445,278	1,229,354
Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	62,367,852	84,859,223
Financial liabilities, at fair value	445,278	1,229,354
Other Current Financial Liabilities
Fair value of financial assets and liabilities
Financial liabilities, at fair value	445,278	1,229,354
Other Current Financial Liabilities | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	445,278	1,229,354
Current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	469,019	4,678,343
Current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	469,019	4,678,343
Other non-current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	61,898,833	80,180,880
Other non-current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 61,898,833	$ 80,180,880